Accounts Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

Accounts receivable and the expected credit losses consisted of the following:

	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited）
Accounts receivable	15,785	18,590	2,558
Less: allowance for expected credit losses	(37)	(37)	(5)
	15,748	18,553	2,553

As of the year ended December 31, 2023 and the six months ended June 30, 2024, all accounts receivable were due from third-party customers. There were RMB29 and nil of allowance for expected credit losses recognized for the six months ended June 30, 2023 and 2024, respectively.

5. ACCOUNTS RECEIVABLE

Accounts receivable and the allowance for doubtful debt consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Accounts receivable	1,617	15,785	2,223
Less: allowance for doubtful accounts	-	(37)	(5)
	1,617	15,748	2,218

As of December 31, 2022 and 2023, all accounts receivable were due from third-party customers. There is nil and RMB37 (US$5) allowance for doubtful accounts recognized as of the years ended December 31, 2022 and 2023, respectively.